FINANCIAL INSTRUMENTS - Derivatives (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Financial Instruments:
Financial assets, current	$ 27,462	$ 36,353
Financial assets, non-current	10,600	28,792
Financial liabilities, current	12,929	113,438
Fair value liabilities, non-current	61,169	76,268
Classified as fair value
Financial Instruments:
Financial assets, current	6,096	36,353
Financial assets, non-current	1,253	28,792
Financial liabilities, current		113,438
Fair value liabilities, non-current		76,268
Classified as fair value | Forward contract
Financial Instruments:
Financial assets, current	12,513	24,549
Financial assets, non-current	6,713	17,673
Financial liabilities, current	9,109	57,461
Fair value liabilities, non-current	56,122	51,836
Classified as fair value | Swap contract
Financial Instruments:
Financial assets, current	6,942	6,915
Financial assets, non-current	2,634	1,492
Financial liabilities, current	3,548	53,917
Fair value liabilities, non-current	5,047	24,432
Classified as fair value | Foreign exchange forward contracts
Financial Instruments:
Financial assets, current		4,519
Financial assets, non-current		3,036
Financial liabilities, current	272
Classified as fair value | Weather derivatives
Financial Instruments:
Financial assets, current	1,911
Financial liabilities, current		280
Classified as fair value | Other derivative options
Financial Instruments:
Financial assets, current	27,462	370
Financial assets, non-current	10,600	6,591
Financial liabilities, current	12,929	$ 1,780
Fair value liabilities, non-current	$ 61,169